Supplement dated June 30, 2014
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Balanced Fund (the Fund)	1/1/2014
Effective immediately, the “Average Annual Total Returns” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/2002
returns before taxes		7.07%	3.65%	6.74%
returns after taxes on distributions		6.87%	3.11%	6.21%
returns after taxes on distributions and sale of Fund shares		4.83%	2.90%	5.67%
Class B returns before taxes	11/01/2002	7.80%	3.75%	6.57%
Class C returns before taxes	10/13/2003	11.80%	4.10%	6.60%
Class K returns before taxes	03/07/2011	13.69%	4.91%	7.43%
Class R returns before taxes	09/27/2010	13.35%	4.61%	7.13%
Class R4 returns before taxes	11/08/2012	13.90%	5.13%	7.67%
Class R5 returns before taxes	03/07/2011	13.98%	5.16%	7.69%
Class Y returns before taxes	11/08/2012	13.94%	5.14%	7.67%
Class Z returns before taxes	10/01/1991	13.89%	5.13%	7.67%
Blended Index* (consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)		11.31%	3.81%	6.62%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		4.21%	5.95%	5.18%

* On June 30, 2014, the Fund added a Blended Index for Fund performance comparison purposes. The Blended Index provides an additional basis for comparing the Fund’s performance (given the Fund’s asset allocation strategy to both equity and debt investments) as compared to the Fund’s performance against, individually, the S&P 500® Index and Barclays U.S. Aggregate Bond Index.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP120_08_001_(06/14)